Note 13 - Income Taxes	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Income Tax Disclosure [Text Block]
NOTE
1
3
Income Taxes
Income tax
expense for the years ended
December 31, 2017,
2016
and
2015
is as follows:

(Dollars in thousands)	2017	2016	2015
Current:
Federal	$2,287	939	(87)
State	10	55	(24)
Total current	2,297	994	(111)
Deferred:
Federal	1,412	2,322	1,393
State	693	806	329
Total deferred	2,105	3,128	1,722
Income tax expense	$4,402	4,122	1,611

The reasons for t
he difference between the expected income tax expense utilizing the federal corporate tax rate of
34%
and the actual income tax expense are as follows:

(Dollars in thousands)	2017	2016	2015
Expected federal income tax expense	$2,994	3,560	1,553
Items affecting federal income tax:
State income taxes, net of federal income tax deduction	529	622	259
Tax exempt interest	(16)	(16)	(44)
Change in federal tax rate	1,062	0	0
Other, net	(167)	(44)	(157)
Income tax expense	$4,402	4,122	1,611

The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities are as follows at
December 31:

(Dollars in thousands)	2017	2016
Deferred tax assets:
Allowances for loan and real estate losses	$2,602	4,186
Deferred compensation costs	166	262
Deferred ESOP loan asset	487	704
Nonaccruing loan interest	221	313
State net operating loss carryforward	824	1,366
Alternative minimum tax credit carryforward	175	118
Net unrealized loss on securities available for sale	372	542
Other	92	147
Total gross deferred tax assets	4,939	7,638

Deferred tax liabilities:
Deferred loan fees	37	100
Premises and equipment basis difference	380	126
Originated mortgage servicing rights	482	636
Federal tax liability on state net operating loss carryforwards	280	676
Other	88	153
Total gross deferred tax liabilities	1,267	1,691
Net deferred tax assets	$3,672	5,947

The Company has
no
federal net operating loss carryforwards and
$8.7
million of state net operating loss carryforwards at
December 31, 2017
that expire beginning in
2023.

On
December 22, 2017
the Tax Cuts and Jobs Act became law. Among other things, this law reduced the corporate tax rate for the Company from
34%
to
21%
effective
January 1, 2018.
In accordance with current accounting guidelines, this change in the tax rate was reflected as an adjustment to the Company’s deferred tax items at
December 31, 2017.
The net result of this adjustment was to reduce the Company’s net deferred tax asset by
$1.1
million with a corresponding increase to income tax expense in the fourth
quarter of
2017.

Retained earnings at
December 31,
20
17
included approximately
$8.8
million for which
no
provision for income taxes was made. This amount represents allocations of income to bad debt deductions for tax purposes. Reduction of amounts so allocated for purposes other than absorbing losses will create income for tax purposes, which will be subject to the then-current corporate income tax rate.

The Company considers the determination of the deferred tax asset amount and the need for any valuation reserve to be a critical accounting policy that requires significant judgment. The Company has, in its judgment, made reasonable assumptions and considered both positive and negative evidence relating to the ultimate realization of deferred tax assets. Positive evidence includes the cumulative net income generated over the prior three
year period and the probability that taxable income will be generated in future periods. Based upon this evaluation, the Company determined that no
valuation allowance was required with respect to the net deferred tax assets at
December 31, 2017
and
2016.